Advances from Federal Home Loan Bank - Additional Information (Detail)	Dec. 31, 2017 USD ($)
Federal Home Loan Bank, Advances [Line Items]
Agreement of first mortgage loan and non-residential real estate loan	125.00%
Additional borrowing capacity	$ 49,100,000
Additional collateral pledged that could be pledged to FHLB	9,900,000
Federal Home Loan Bank of Cincinnati [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit	30,000,000
BBVA Compass Bank [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit	12,000,000
Bbva Compass Bank and Cincinnati [Member] | Overnight Line of Credit [Member]
Federal Home Loan Bank, Advances [Line Items]
Overnight lines of credit outstanding amount	$ 0